Document and Entity Information Document (USD $)	12 Months Ended
	Dec. 31, 2013	Feb. 25, 2014	Jun. 30, 2013
Document Information [Line Items]
Entity Registrant Name	EAGLE ROCK ENERGY PARTNERS L P
Entity Central Index Key	0001364541
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Document Type	8-K
Document Period End Date	Dec. 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding		159,405,268
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 812,447,684